Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule provision for Federal income tax
	2019	2018
Federal income tax benefit attributable to:
Current operations	$219,897	$537,475
Less: valuation allowance	(219,897)	(537,475)
Net provision for Federal income taxes	$-	$-

Schedule of deferred tax assets
	December 31, 2019	December 31, 2018
Deferred tax asset attributable to:
Net operating loss carryover	$971,797	$925,619
Less: valuation allowance	(971,797)	(925,619)
Net deferred tax asset	$-	$-